Organization and Nature of Operations (Details) $ / shares in Units, $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
		Dec. 01, 2015	May 12, 2010	May 12, 2000	Jun. 30, 2020 HKD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) entity	Dec. 31, 2020 USD ($) entity	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Apr. 30, 2009 employee
Principle subsidiaries and variable interest entities
Total assets						¥ 141,874,582,000		¥ 112,124,371,000		$ 21,743,230
Total liabilities						48,080,658,000		39,082,916,000		$ 7,368,682
Net revenues						73,667,133,000	$ 11,289,982	59,241,145,000	¥ 51,178,575,000
Net income						12,330,235,000	1,889,692	21,431,126,000	6,477,417,000
Net cash provided by/(used in) operating activities						24,888,171,000	3,814,281	17,216,458,000	13,415,877,000
Net cash used in investing activities						(29,192,407,000)	(4,473,933)	(22,136,741,000)	(13,569,515,000)
Net cash provided by financing activities	[1]					9,913,087,000	$ 1,519,246	1,082,525,000	1,587,419,000
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves						0
Registered capital of VIEs						512,400,000		501,200,000
Non-distributable statutory reserves of the consolidated VIEs						¥ 54,700,000		42,100,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity						0	0
Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Total assets						¥ 18,186,417,000		14,400,564,000
Total liabilities						15,466,331,000		12,272,634,000
Net revenues						62,191,162,000		49,455,146,000	43,231,277,000
Net income						712,015,000		344,134,000	224,253,000
Net cash provided by/(used in) operating activities						1,671,457,000		(249,387,000)	356,907,000
Net cash used in investing activities						(263,766,000)		(495,160,000)	(720,675,000)
Net cash provided by financing activities						¥ 273,889,000		¥ 26,520,000	¥ 229,862,000
HZ Leihuo
Principle subsidiaries and variable interest entities
Number of employees incorporating new entity | employee											2
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement			20 years
Global offering on the main board of the Hong Kong Stock Exchange | Ordinary shares
Principle subsidiaries and variable interest entities
Issuance of shares in Hong Kong (in shares) | shares					197,202,000
Share price (in HK dollars per share) | $ / shares					$ 123.00
Gross proceeds from issuance of stock | $					$ 24,255.8

[1]	There is no financing activity from discontinued operations.